Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
23.	Related party transactions
(a)	Related parties

As at December 31, 2020, the name and relationship with material related parties are as follows:

Related Party	Relationship with the Company
Maya	Equity method investee of the Company

(b)	During the years ended December 31, 2018, 2019 and 2020, other than disclosed elsewhere, the Company had the following material related party transactions:

	Years ended December 31,
(In thousands)	2018	2019	2020
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	3,597	4,419	8,010
Purchase of data connectivity service:
Maya	—	—	47

(c)	The Company had the following related party balances as December 31, 2019 and December 31, 2020:

(In thousands)	December 31, 2019	December 31, 2020
Deposits received from related party:
Maya	1,022	1,498
Amounts payable to related party:
Maya	—	5
Amounts receivable from related party:
Maya	692	2,264